RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 6. RELATED PARTY TRANSACTIONS

The Company sub-leases office space on a month-to-month basis from Reven Capital, LLC which is wholly-owned by Chad M. Carpenter, a shareholder of the Company and the Company’s Chief Executive Officer, and reimburses Reven Capital for Company expenses paid and previously advanced by Reven Capital, LLC. The advances are due on demand, unsecured and are non-interest bearing. These advances were paid off in full during the year ended December 31, 2013. During the period ended March 31, 2013, the Company paid previous advances of $187,673.

NOTE 7. RELATED PARTY TRANSACTIONS

At December 31, 2012, the Company had convertible notes payable outstanding to Chad M. Carpenter of $252,176. At September 27, 2013, the Company had convertible notes payable outstanding to Chad M. Carpenter and Reven Capital, LLC, an entity wholly owned by Mr. Carpenter, in the amount of $652,176, that were converted to Company common stock as described more fully in Notes 3 and 5.
At December 31, 2012, the Company had convertible notes payable outstanding to certain other shareholders of the Company in the amount of $52,176. These notes were paid off or converted to Company common stock on September 27, 2013 as described more fully in Notes 3 and 5.
At December 31, 2012, the Company owed Reven Capital, LLC $266,877, for advances made for operating expenses. Reven Capital, LLC is wholly-owned by Chad M. Carpenter. The Company sub-leases office space on a month-to-month basis from Reven Capital, LLC and reimburses Reven Capital for Company expenses paid and previously advanced by Reven Capital, LLC. The advances are due on demand, unsecured and are non-interest bearing. During the year ended December 31, 2013, the Company incurred an additional $148,438 of expenses that were paid by Reven Capital, LLC. All of these advances were paid off in full during the year ending December 31, 2013, for total payments of $415,315.
For the year ended December 31, 2012, the Company paid $50,000 for consulting services to a company in which a Board of Director member of the Company is the Senior Managing Principal which was included in deferred stock issuance costs on the accompanying consolidated balance sheet as of December 31, 2012 and was charged against additional paid-in capital upon the closing of the private placement on September 27, 2013